Average Annual Total Returns{- Value Portfolio} - 02.28 VIP Value Portfolio Initial/Service/Service 2 PRO-09 - Value Portfolio	VIP Value Portfolio-Initial VIP Return Before Taxes Past 1 year	VIP Value Portfolio-Initial VIP Return Before Taxes Past 5 years	VIP Value Portfolio-Initial VIP Return Before Taxes Past 10 years	VIP Value Portfolio-Service VIP Return Before Taxes Past 1 year	VIP Value Portfolio-Service VIP Return Before Taxes Past 5 years	VIP Value Portfolio-Service VIP Return Before Taxes Past 10 years	VIP Value Portfolio-Service 2 VIP Return Before Taxes Past 1 year	VIP Value Portfolio-Service 2 VIP Return Before Taxes Past 5 years	VIP Value Portfolio-Service 2 VIP Return Before Taxes Past 10 years	RS008 Past 1 year	RS008 Past 5 years	RS008 Past 10 years
Total	30.07%	12.72%	13.70%	29.92%	12.61%	13.59%	29.72%	12.45%	13.41%	25.37%	11.00%	12.89%